UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Aspiration Funds
 (Exact name of registrant as specified in charter)

4551 Glencoe Avenue
Marina Del Rey, CA 90292
(Address of principal executive offices)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE  19801
 (Name and address of agent for service)

With a copy to:
Mark Perlow
 Dechert LLP
One Bush Street, Suite 1600
 San Francisco, CA 94104

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

ITEM 1.  SCHEDULE OF INVESTMENTS

Aspiration Redwood Fund

Schedule of Investments
(Unaudited)

As of June 30, 2018
		Shares	Value (Note 1)

COMMON STOCKS - 98.70%

Consumer Discretionary - 17.57%
*	Amazon.com, Inc.	2,013	$3,421,697
	Aptiv PLC	33,898	3,106,074
	Newell Brands, Inc.	104,699	2,700,187
	The TJX Cos., Inc.	36,097	3,435,712
			12,663,670
Consumer Staples - 3.08%
	Walgreens Boots Alliance, Inc.	36,936	2,216,714
			2,216,714
Financials - 23.31%
	American Express Co.	30,969	3,035,272
	Marsh & McLennan Cos., Inc.	41,874	3,432,412
	Prudential Financial, Inc.	22,964	2,147,364
	US Bancorp	59,306	2,966,486
	Visa, Inc.	24,941	3,309,421
	Voya Financial, Inc.	40,721	1,913,887
			16,804,842
Health Care - 20.67%
	Allergan PLC	20,193	3,366,577
*	Bio-Rad Laboratories, Inc.	9,716	2,803,455
*	Ironwood Pharmaceuticals, Inc.	116,886	2,234,860
	Johnson & Johnson	25,578	3,103,634
	UnitedHealth Group, Inc.	13,828	3,392,561
			14,901,087
Industrials - 4.71%
	AGCO Corp.	55,873	3,392,609
			3,392,609
Information Technology - 22.95%
*	Facebook, Inc.	14,557	2,828,716
	Jabil, Inc.	102,759	2,842,314
	Lam Research Corp.	17,335	2,996,355
*	Micron Technology, Inc.	44,853	2,352,091
*	salesforce.com, Inc.	23,507	3,206,355
	Western Digital Corp.	29,943	2,317,888
			16,543,719
Materials - 3.04%
	Ashland Global Holdings, Inc.	28,049	2,192,871
			2,192,871
Real Estate - 3.37%
	Simon Property Group, Inc.	14,256	2,426,229
			2,426,229

	Total Common Stocks (Cost $69,780,747)		71,141,741

			(Continued)

Aspiration Redwood Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2018
			Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 0.72%
	§ Fidelity Investments Money Market Treasury
	Portfolio - Institutional Class, 1.67%		517,724	$517,724

	Total Short-Term Investment (Cost $517,724)			517,724

Total Value of Investments (Cost $70,298,471) (a) - 99.42%				$71,659,465

Other Assets Less Liabilities - 0.58%				418,562

	Net Assets - 100%			$72,078,027

*	Non-income producing investment
§	Represents 7 day effective yield

The following acronym is used in this portfolio:
	PLC - Public Limited Company

	Summary of Investments
		% of Net
	by Sector	Assets	Value
	Consumer Discretionary	17.57%	$12,663,670
	Consumer Staples	3.08%	2,216,714
	Financials	23.31%	16,804,842
	Health Care	20.67%	14,901,087
	Industrials	4.71%	3,392,609
	Information Technology	22.95%	16,543,719
	Materials	3.04%	2,192,871
	Real Estate	3.37%	2,426,229
	Short-Term Investment	0.72%	517,724
	Other Assets Less Liabilities	0.58%	418,562
	Total Net Assets	100.00%	$72,078,027

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$4,162,286
	Aggregate gross unrealized depreciation			(2,801,292)

	Net unrealized appreciation			$1,360,994

				(Continued)

Aspiration Redwood Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2018

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$71,141,741	$71,141,741	$-	$-
Short-Term Investment	517,724	517,724	-	-
Total	$71,659,465	$71,659,465	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aspiration Funds

/s/ Andrei Cherny
Date: August 28, 2018	Andrei Cherny President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrei Cherny
Date: August 28, 2018	Andrei Cherny President and Principal Executive Officer

/s/ Ashley E. Harris
Date: August 29, 2018	Ashley E. Harris Treasurer and Principal Financial Officer